Related party balances and transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Other receivables - related parties		$ 115,718	$ 289,676
Fujian Tantan Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	[1]	FJ Tantan’s legal representative is the secretary of Fujian Hongfa Group Ltd (“Fujian Hongfa”). Fujian Hongfa is the shareholder of FJ LSY.
Nature description	[1]	Interest free, due December 14, 2023 (extended to June 16, 2024)
Other receivables - related parties	[1]	$ 111,259	251,271
Fuzhou Jinhui Environmental Service Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	[1]	Fujian Jinshun environmental Co, Ltd (“Jinshun”) is the major shareholder of FZ Jinhui. Weihao Chen is the Major shareholder of Jinshun, and the legal representative of FZ LSY.
Nature description	[1]	Interest free, due on August 31, 2023 (extended to August 31, 2024)
Other receivables - related parties	[1]	$ 4,459	$ 38,405

[1]	As of the date of the issuance of these consolidated financial statements, these receivables have been repaid by the related parties.